Income Tax Unrecognized Tax Benefits Balance (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Estimated interest and penalties	$ 5.3	$ 7.2	$ 15.5
Offsetting positions	(3.7)	(3.7)	(3.8)
Unrecognized tax positions	39.5	59.8	137.9	$ 109.2
Total unrecognized tax benefits	41.1	63.3	149.6
Presented net against non-current deferred tax assets	30.9	37.9	0.0
Current (included in accounts payable and other current liabilities)	1.8	0.0	42.5
Non-current	8.4	25.4	107.1
Amount of unrecognized tax benefits that would impact the effective tax rate(1)	$ 39.5	$ 59.8	$ 137.9